NVIT Investor Destinations Managed Growth & Income Fund
FUND SUMMARY: NVIT INVESTOR DESTINATIONS MANAGED GROWTH & INCOME FUND
Objective
The NVIT Investor Destinations Managed Growth & Income Fund (“Investor Destinations Managed Growth & Income Fund” or the “Fund”) seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Investor Destinations Managed Growth & Income Fund		Class I Shares	Class II Shares
Management Fees		0.15%	0.15%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.20%	0.20%
Acquired Fund Fees and Expenses		0.25%	0.25%
Total Annual Fund Operating Expenses		0.60%	0.85%
Fee Waiver/Expense Reimbursement	[1]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.55%	0.80%
[1]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.15% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least April 30, 2020. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - NVIT Investor Destinations Managed Growth & Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I Shares	56	187	330	745
Class II Shares	82	266	466	1,044

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.15% of the average value of its portfolio.
Principal Investment Strategies
The Fund consists of two main components. First, a majority of its portfolio, referred to herein as the “Core Sleeve,” operates as a “fund-of-funds” that invests primarily in mutual funds offered by Nationwide Variable Insurance Trust and affiliated or unaffiliated exchange-traded funds (“ETFs”) (each, an “Underlying Fund” or collectively, “Underlying Funds”). The Fund may also invest in a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”).

Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Many Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indices before the deduction of the Underlying Funds’ expenses. The Core Sleeve also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. The remainder of the Fund, referred to herein as the “Volatility Overlay,” invests in short-term fixed-income securities (or Underlying Funds that themselves invest in such securities) or is held in cash. In an attempt to manage the volatility of the Fund’s portfolio over a full market cycle, the Fund buys and sells stock index futures. The Fund’s short-term fixed-income securities and cash may be used to meet margin requirements and other obligations on the Fund’s derivative positions. The combination of the Core Sleeve and the Volatility Overlay is intended to result in a single Fund that is designed to offer traditional long-term asset allocation blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility over a full market cycle. The Volatility Overlay may not be successful in reducing volatility, in particular, frequent or short-term volatility with little or no sustained market direction, and it is possible that the Volatility Overlay may result in underperformance or losses greater than if the Fund did not implement the Volatility Overlay.

The level of “volatility” of the Fund’s portfolio reflects the degree to which the value of the Fund’s portfolio may be expected to rise or fall within a period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly. The Fund is intended to be used primarily in connection with guaranteed benefits available through variable annuity contracts issued by Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide Life”), and is designed to help reduce a contract owner’s exposure to equity investments when equity markets are more volatile. The purpose of the Volatility Overlay is to minimize the costs and risks to Nationwide Life of supporting these guaranteed benefits. Although the reduction of equity exposure during periods of higher volatility is designed to decrease the risk of loss to your investment, it may prevent you from achieving higher investment returns. Further, the Fund’s use of leverage in its strategies may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged.

The Fund’s Core Sleeve seeks a high level of total return through investments in both equity and fixed-income securities by investing in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies that the investment adviser believes offer opportunities for capital growth, and fixed-income securities (including mortgage-backed securities) in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Core Sleeve allocates approximately 50% of its net assets to equity securities (including international stocks and smaller company stocks) and approximately 50% of its net assets to bonds.

Although the amount of the Fund’s assets allocated to the Core Sleeve was approximately 95% as of December 31, 2018, this amount may fluctuate within a general range of 90%–100% of the Fund’s overall portfolio. Similarly, the amount of the Fund’s assets allocated to the Volatility Overlay may fluctuate within a general range of 0%–10% in inverse correlation with the Core Sleeve, although this amount was approximately 5% as of December 31, 2018. The investment adviser generally buys or sells shares of Underlying Funds in order to meet or change target allocations or in response to shareholder redemption activity.

The Volatility Overlay is designed to manage the volatility of the Fund’s portfolio over a full market cycle by using stock index futures to hedge against stock market risks and/or to increase or decrease the Fund’s overall exposure to equity markets. The Volatility Overlay also invests in short-term fixed-income securities (or Underlying Funds that themselves invest in such securities) that may be used to meet margin requirements and other obligations of the Fund’s futures positions and/or to reduce the Fund’s overall equity exposure. When volatility is high or stock market values are falling, the Volatility Overlay will typically seek to decrease the Fund’s equity exposure by holding fewer stock index futures or by taking short positions in stock index futures. A short sale strategy involves the sale by the Fund of securities it does not own with the expectation of purchasing the same securities at a later date at a lower price. When volatility is low or stock market values are rising, the Volatility Overlay may use stock index futures with the intention of maximizing stock market gains. These strategies may expose the Fund to leverage. Therefore, even though the Core Sleeve allocates approximately 50% of its assets to equity investments, the Volatility Overlay will be used to increase or decrease the Fund’s overall equity exposure within a general range of 0% to 65%, depending on market conditions.

Nationwide Fund Advisors (“NFA”) is the investment adviser to the Fund and is also responsible for managing the Core Sleeve’s investment in the Underlying Funds. Nationwide Asset Management, LLC, the Fund’s subadviser, is responsible for managing the Volatility Overlay.

Although the Fund seeks to provide diversification across major asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., one or more Underlying Funds and/or the Nationwide Contract). However, the Fund may invest directly in securities and derivatives in addition to investing in Underlying Funds. Further, most of the Underlying Funds in which the Fund invests are diversified.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Volatility Overlay risk– there are certain risks associated with the Volatility Overlay. These risks include that: (1) the Volatility Overlay may not be successful in reducing volatility, in particular, frequent or short-term volatility with little or no sustained market direction, and may result in losses or underperformance; (2) the Volatility Overlay is designed to reduce the market volatility risks of equity securities only, and does not take into account the volatility risks presented by other types of investments, such as debt securities or commodities; (3) the Volatility Overlay’s managed volatility strategy may prevent you from achieving higher investment returns that may be available by investing in a comparable mutual fund without a similar volatility reduction strategy, and its use of derivatives will increase the Fund’s expenses; (4) the Fund’s use of leverage in order to reduce stock market losses or to maximize stock market gains could result in sudden or magnified losses in value. It therefore is possible that the Volatility Overlay could result in losses that are greater than if the Fund did not include the Volatility Overlay; and (5) if the Volatility Overlay does not successfully reduce the Fund’s investment risks, or even if the Volatility Overlay is successful, the Fund may lose some or all of the value of its investment.

Management risk– the Fund is subject to the risk that the methods and analyses employed by the Fund's investment adviser or subadviser, or an Underlying Fund's subadviser, may not produce the desired results and, as a result, the Fund could lose value or underperform compared to its benchmark or other funds with similar objectives.

Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) NFA's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the advisory fees paid to the investment adviser by the Underlying Funds typically are higher than the advisory fees paid by the Fund, and the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). To the extent that the Fund invests in the Nationwide Contract, Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns money. Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.

Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.

Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an Underlying Fund may be required to invest the proceeds in securities with lower yields.

Market risk– the risk that one or more markets in which the Fund or an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

Cash position risk– the Fund or Underlying Fund may hold significant positions in cash or money market instruments. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Leverage risk– leverage risk is a direct risk of investing in the Fund. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The use of leverage may expose the Fund to losses in excess of the amounts invested or borrowed.

Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's or Underlying Fund's value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.

Mortgage-backed securities risk– mortgage-backed securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund or an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements.

Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.

Short position risk– the Fund will incur a loss from a short position if the value of the stock index to which a futures contract relates increases after the Fund has entered into the short position. Short positions generally involve a form of leverage, which can exaggerate a Fund’s losses. A Fund that engages in a short futures position may lose more money than the actual cost of the short position and its potential losses may be unlimited. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund or the Nationwide Contract, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.

Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class II Shares<br/> (Years Ended December 31,)

Highest Quarter:	3.92%	–	1st qtr. of 2017
Lowest Quarter:	-6.27%	–	4th qtr. of 2018

Average Annual Total Returns <br/>(For the Periods Ended December 31, 2018)
The inception date for Class I shares is April 30, 2014. Pre-inception historical performance is based on the previous performance of Class II shares. Performance for Class I shares has not been adjusted to reflect that share class’s lower expenses than those of Class II shares.
Average Annual Total Returns - NVIT Investor Destinations Managed Growth & Income Fund	1 year	5 years	Since Inception	Inception Date
Class I Shares	(5.38%)	2.67%	3.58%	Apr. 30, 2014
Class II Shares	(5.63%)	2.43%	3.37%	Apr. 30, 2013
Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses)	(4.76%)	4.08%	4.92%	Apr. 30, 2013